Pension And Other Employee Benefit Plans (Schedule Of Average Life Expectancy In Years Of A Current Pensioner Retiring) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Line Items]
Pensioner retirement age, current	65
Pensioner retirement age in ten years	65
Pensioner retirement age in twenty years	65
At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	10
At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	20
Females [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.4	23.3
Females [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	24.4	24.3
Females [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	25.3	25.2
Males [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	21.7	21.6
Males [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	22.6	22.5
Males [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.5	23.4